Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2025 USD ($) Segments	Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 0	$ 0	$ 0	$ 0	$ 0
Number of operating segments			3	3
Impairment of intangible assets	0
Advertising costs	$ 659,877				$ 467,897
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage		10.00%			10.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage		13.00%			14.00%
No Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage					0.00%
No Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage					10.00%
No Supplier [Member] | Liabilities, Total [Member] | Supplier Concentration Risk [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage		10.00%
Two Supplier [Member] | Liabilities, Total [Member] | Supplier Concentration Risk [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Concentration risk, percentage					10.00%
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years	3 years	3 years	3 years